UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	December 22, 2010 to January 21, 2011

Commission File Number of issuing entity:	333-130030-01

GE Capital Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor:	333-130030

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Money Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
901 Main Avenue, 3rd Floor,
Norwalk, CT	06851
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

No Change
(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2007-2, Class A	|__|	|__|	|_X_|	___________
Series 2007-2, Class B	|__|	|__|	|_X_|	___________
Series 2007-2, Class C	|__|	|__|	|_X_|	___________
Series 2007-4, Class A	|__|	|__|	|_X_|	___________
Series 2007-4, Class B	|__|	|__|	|_X_|	___________
Series 2007-4, Class C	|__|	|__|	|_X_|	___________
Series 2009-1, Class A	|__|	|__|	|_X_|	___________
Series 2009-1, Class B	|__|	|__|	|_X_|	___________
Series 2009-1, Class C	|__|	|__|	|_X_|	___________
Series 2009-2, Class A	|__|	|__|	|_X_|	___________
Series 2009-2, Class B	|__|	|__|	|_X_|	___________
Series 2009-2, Class C	|__|	|__|	|_X_|	___________
Series 2009-3, Class A	|__|	|__|	|_X_|	___________
Series 2009-3, Class B	|__|	|__|	|_X_|	___________
Series 2009-3, Class C	|__|	|__|	|_X_|	___________
Series 2009-4, Class A	|__|	|__|	|_X_|	___________
Series 2009-4, Class B	|__|	|__|	|_X_|	___________
Series 2009-4, Class C	|__|	|__|	|_X_|	___________
Series 2010-1, Class A	|__|	|__|	|_X_|	___________
Series 2010-1, Class B	|__|	|__|	|_X_|	___________
Series 2010-1, Class C	|__|	|__|	|_X_|	___________
Series 2010-2, Class A	|__|	|__|	|_X_|	___________
Series 2010-2, Class B	|__|	|__|	|_X_|	___________
Series 2010-2, Class C	|__|	|__|	|_X_|	___________
Series 2010-3, Class A	|__|	|__|	|_X_|	___________
Series 2010-3, Class B	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes..X.. No......

PART I - Distribution Information.
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in Exhibit 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9 and the following table and the disclosure below.

The following table summarize the trust portfolio by various criteria as of end of the monthly distribution period ending on January 21, 2011 for each of the retailers included in the trust portfolio. Please note that numbers and percentages presented in the table in this section may not sum to the totals presented due to rounding. Because the future composition of the trust portfolio will change over time, this table is not indicative of the composition of the trust portfolio at any subsequent time.

For purposes of the following table.

Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio in the period indicated.
Number of Accounts is the number of accounts included in the trust portfolio as of the date or in the period indicated.

Composition by Retailer

Retailer	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts
JCPenney	$4,663,284,926	25.2%	13,034,377	33.1%
Lowe's	$3,743,332,282	20.2%	5,376,270	13.7%
Wal-Mart(1)	$2,074,031,864	11.2%	3,042,483	7.7%
Sam's(1)	$2,010,615,784	10.9%	3,913,969	10.0%
Sam's Club Dual Card	$1,845,174,867	10.0%	1,495,004	3.8%
GAP Family Dual Card(2)	$892,720,268	4.8%	1,804,151	4.6%
Belk	$743,804,854	4.0%	2,561,033	6.5%
Dillard's	$720,767,034	3.9%	1,307,876	3.3%
GAP (3)	$635,506,410	3.4%	4,179,441	10.6%
Chevron	$503,912,911	2.7%	1,594,027	4.1%
JCPenney Dual Card	$355,556,845	1.9%	281,202	0.7%
Other	$300,136,911	1.6%	743,708	1.9%
Total	$18,488,844,955	100.0%	39,333,541	100.0%

(1)	Sam's Club and Wal-Mart are affiliated retailers. Sam's Club cards may also be used at Wal-Mart locations, and Wal-Mart cards may be used at Sam's Club locations if the cardholder belongs to the club. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.
(2)	Figures presented for the GAP Family Dual Card include Old Navy Dual Card, GAP Dual Card and Banana Republic Dual Card, which are affiliated retailers. Each of these retailers' cards may be used at the locations of the other two.
(3)	Figures presented for GAP include Old Navy, GAP and Banana Republic, which are affiliated retailers. Each of these retailers' cards may be used at the locations of the other two.

PART II - Other Information

Item 9 Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for February 15, 2011 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for February 15, 2011 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-1, for February 15, 2011 Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-2, for February 15, 2011 Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-3, for February 15, 2011 Payment Date.
99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for February 15, 2011 Payment Date.
99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for February 15, 2011 Payment Date.
99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for February 15, 2011 Payment Date.
99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for February 15, 2011 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: February 15, 2011	By: /s/ Vishal Gulati
Name: Vishal Gulati
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for February 15, 2011 Payment Date
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for February 15, 2011 Payment Date
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-1, for February 15, 2011 Payment Date
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-2, for February 15, 2011 Payment Date
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-3, for February 15, 2011 Payment Date
99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for February 15, 2011 Payment Date
99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for February 15, 2011 Payment Date
99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for February 15, 2011 Payment Date
99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for February 15, 2011 Payment Date